Non-current asset held for sale (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 05, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 03, 2016
Long Lived Assets Held-for-sale [Line Items]
Loss on disposal		$ (4.6)	$ 2.4	$ (82.0)
Long Lived Assets Held-for-sale [Roll Forward]
Opening balance		126.0	128.4
Closing balance at the end of the period		126.0	128.4
Construction in Progress | West Rigel
Long Lived Assets Held-for-sale [Roll Forward]
Opening balance		126.0	128.4
Closing balance at the end of the period		126.0	$ 128.4
Joint Asset Holding Company
Long Lived Assets Held-for-sale [Line Items]
Ownership percent					23.00%
Co-investee ownership percent					77.00%
Loss on disposal		$ 2.0
Subsequent Event | Joint Asset Holding Company
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of investment	$ 126.0